OPERATING LEASES - Supplemental balance sheet information (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Supplemental balance sheet information
Operating lease right-of-use assets	$ 2,275
Accrued expenses and other current liabilities	808
Operating lease liabilities, non-current	1,648
Total operating lease liabilities	$ 2,456